Note 5 - Common Stock (Details) - Stock Based Compensation Fair Value Assumptions (Employee Stock Option [Member])	0 Months Ended
Sep. 02, 2011
Employee Stock Option [Member]
Note 5 - Common Stock (Details) - Stock Based Compensation Fair Value Assumptions [Line Items]
Risk-free interest rate	0.20%
Expected life of options (years)	2 years
Expected annualized volatility	246.00%